Leases - Schedule of Capital Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
Automobiles	$ 11,137
Less: Accumulated Depreciation	(4,366)
Net capital leases in Property, plant and equipment	$ 6,771